Ordinary Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended		12 Months Ended
	Dec. 17, 2020 $ / shares shares	Sep. 02, 2020 $ / shares shares	Jun. 15, 2020 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Nov. 30, 2024 shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	May 31, 2024 shares	Dec. 31, 2023 USD ($) $ / shares shares
Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.00025							$ 0.00025
Share capital, value authorized | $				$ 1,000							$ 1,000
Share capital, shares authorized				4,000,000,000							4,000,000,000
Ordinary shares, shares authorized				4,000,000,000							4,000,000,000
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.00025							$ 0.00025
Shares authorized, class to be determined				1,219,469,778							1,219,469,778
Par value, class to be determined (in dollars per share) | $ / shares				$ 0.00025							$ 0.00025
Proceeds from issuance of ordinary shares, net of issuance costs | ¥							¥ 20,962,289
Ordinary shares, shares issued				2,094,978,828							2,073,522,118
Ordinary shares, shares outstanding				2,091,505,895							2,055,461,094
Total amount released from treasury stock | ¥						¥ 105,700
CYVN Entities
Ordinary Shares
Equity Method Investment, Aggregate Cost | $											$ 2,943,500
Class A Ordinary Shares
Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.00025							$ 0.00025
Ordinary shares, shares authorized				2,632,030,222							2,632,030,222
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.00025							$ 0.00025
Number of ordinary shares in each ADS				32,822,395							32,822,395
Ordinary shares, shares issued				1,946,478,828							1,925,022,118
Number of shares agreed to be lent										2,000,000
Ordinary shares, shares outstanding				1,943,005,895							1,906,961,094
Class A Ordinary Shares | CYVN Entities
Ordinary Shares
Ordinary shares, shares issued											378,695,543
Class B Ordinary Shares
Ordinary Shares
Ordinary shares, shares authorized				0							0
Class C Ordinary Shares
Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.00025							$ 0.00025
Ordinary shares, shares authorized				148,500,000							148,500,000
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.00025							$ 0.00025
Ordinary shares, shares issued				148,500,000							148,500,000
Ordinary shares, shares outstanding				148,500,000							148,500,000
American Depositary Shares
Ordinary Shares
Number of newly issued ordinary shares	78,200,000	101,775,000	82,800,000
Share issue price (in dollars per share) | $ / shares	$ 39	$ 17	$ 5.95
American Depositary Shares | Convertible notes
Ordinary Shares
Shares issued upon conversion						0
American Depositary Shares | Convertible Senior Notes Due 2027
Ordinary Shares
Shares issued upon conversion				27,690,071	27,690,071
American Depositary Shares | At-the-market equity offering program
Ordinary Shares
Number of ordinary shares in each ADS								53,292,401	53,292,401
Proceeds from issuance of ordinary shares, net of issuance costs								¥ 12,677,554	$ 1,974,000